COLONIAL SELECT VALUE FUND
                    Supplement to Prospectus
                     dated February 28, 1997



Effective April 24, 1997, Peter Wiley no longer co-manages the
Fund.

Daniel Rie, Senior Vice President and Director of the Adviser and head of the Equity Group, has managed or co-managed the Fund and various other Colonial equity funds since 1986.







SV-36/626D-0497                                       May 1, 1997